Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	5.45%	5.45%	6.69%
Foreign tax differential	(15.77%)	(14.58%)	(88.75%)
Permanent differences	(19.30%)	(2.75%)	31.58%
Change in valuation allowance	(4.00%)	(21.70%)	52.73%
Tax effect of earnings for equity method investees and certain subsidiaries	(4.38%)	(0.02%)	42.72%
Other	(1.19%)	(0.06%)	4.79%
Effective rate	(5.19%)	0.34%	83.76%